Taxation (Effective Income Tax Rate Reconciliation, and Statutory Tax Rates) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Effective Income Tax Rate Reconciliation
Income from continuing operations before income taxes and equity in earnings of equity method investees (in USD)		$ 1,385.8	$ 3,336.2	$ 1,693.6
Statutory tax rate	[1]	25.00%	25.00%	25.00%
Other permanent differences:
US R&D credit		(7.70%)	(2.50%)	(4.50%)
Intra-group items	[2]	(19.50%)	(6.30%)	(9.20%)
Other permanent items		2.00%	0.70%	(0.70%)
Change in valuation allowance		1.00%	0.80%	0.90%
Differences in taxation rates		7.30%	3.40%	7.80%
Change in provisions for uncertain tax positions		(0.40%)	0.20%	3.80%
Prior year adjustment		(1.60%)	0.10%	(3.40%)
Change in fair value of contingent consideration		(3.80%)	0.30%	(3.60%)
Change in tax rates		0.90%	0.50%	(0.20%)
Settlement with Canadian revenue authorities		0.00%	(7.00%)	0.00%
Receipt of break fee		0.00%	(12.30%)	0.00%
Other		0.10%	(1.20%)	0.50%
Provision for income taxes on continuing operations		3.30%	1.70%	16.40%
Statutory Tax Rates [Line Items]
Statutory tax rate		25.00%
Canada
Statutory Tax Rates [Line Items]
Statutory tax rate		15.00%
France
Statutory Tax Rates [Line Items]
Statutory tax rate		33.30%
Germany
Statutory Tax Rates [Line Items]
Statutory tax rate		15.00%
Italy
Statutory Tax Rates [Line Items]
Statutory tax rate		27.50%
Luxembourg
Statutory Tax Rates [Line Items]
Statutory tax rate		21.00%
The Netherlands
Statutory Tax Rates [Line Items]
Statutory tax rate		25.00%
Belgium
Statutory Tax Rates [Line Items]
Statutory tax rate		33.99%
Spain
Statutory Tax Rates [Line Items]
Statutory tax rate		28.00%
Sweden
Statutory Tax Rates [Line Items]
Statutory tax rate		22.00%
Switzerland
Statutory Tax Rates [Line Items]
Statutory tax rate		8.50%
United Kingdom
Statutory Tax Rates [Line Items]
Statutory tax rate		20.00%
United States
Statutory Tax Rates [Line Items]
Statutory tax rate		35.00%

[1]	In addition to being subject to the Irish corporation tax rate of 25%, in 2015 the Company is also subject to income tax in other territories in which the Company operates, including: Canada (15%); France (33.3%); Germany (15%); Italy (27.5%); Luxembourg (21.0%); the Netherlands (25%); Belgium (33.99%); Spain (28%); Sweden (22%); Switzerland (8.5%); United Kingdom (20%) and the US (35%). The rates quoted represent the statutory federal income tax rates in each territory, and do not include any state taxes or equivalents or surtaxes or other taxes charged in individual territories, and do not purport to represent the effective tax rate for the Company in each territory.
[2]	Intra-group items principally relate to the effect of inter-company dividends and other intra-territory eliminations, the pre-tax effect of which has been eliminated in arriving at the Company’s consolidated income from continuing operations before income taxes, noncontrolling interests and equity in earnings/(losses) of equity method investees.